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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Andor Capital Management, L.L.C.
Address:      4 Stamford Plaza
              107 Elm Street, 7th Floor
              Stamford, CT 06902

Form 13F File Number:  028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin E. O'Brien
Title:        Chief General Counsel
Phone:        203-588-2000

Signature, Place, and Date of Signing:


/s/ Kevin E. O'Brien                Stamford, CT               February 14, 2005
-------------------------           -------------              -----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     52
                                                    ----------
Form 13F Information Table Value Total:             $2,237,927
                                                    ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                Andor Capital Management, L.L.C.
                                                            Form 13F
                                                 Quarter Ended December 31, 2004

                                                                                                            VOTING AUTHORITY
NAME                 TITLE                                                                                  ----------------
OF                   OF                       VALUE         SHRS OR     SHRS/  PUT/  INVESTMENT  OTHER
ISSUER               CLASS    CUSIP           (x$1,000)     PRN AMT     PRN    CALL  DISCRETION  MANAGERS SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP            COM      885535104             69          16,500  SH           SOLE                    16,500
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO       COM      007903107          3,787         172,000  SH           SOLE                   172,000
DEVICES INC
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC        CL B     00845V209            200         148,244  SH           SOLE                   148,244
------------------------------------------------------------------------------------------------------------------------------------
ALTERA CORP          COM      021441100         55,828       2,697,000  SH           SOLE                 2,697,000
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD         SHS      M0861T100          8,486         640,000  SH           SOLE                   640,000
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM           COM      023135106         12,490         282,000  SH           SOLE                   282,000
INC
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD           ORD      G02602103         24,281         925,000  SH           SOLE                   925,000
------------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP          COM      034425108         15,443       1,133,000  SH           SOLE                 1,133,000
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC            COM      053499109            803          46,694  SH           SOLE                    46,694
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP        CL A     111320107         62,430       1,934,000  SH           SOLE                 1,934,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS            COM      17275R102         54,792       2,836,000  SH           SOLE                 2,836,000
INC
------------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECH-       COM      205862402         73,937       3,024,000  SH           SOLE                 3,024,000
NOLOGY INC           PAR
                     $0.10
------------------------------------------------------------------------------------------------------------------------------------
DELL INC             COM      24702R101        155,876       3,699,000  SH           SOLE                 3,699,000
------------------------------------------------------------------------------------------------------------------------------------
DOT HILL             COM      25848T109          3,410         435,000  SH           SOLE                   435,000
SYS CORP
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP           COM      268648102        101,770       6,844,000  SH           SOLE                 6,844,000
MASS
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC             COM      278642103        244,547       2,102,000  SH           SOLE                 2,102,000
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP         COM      316869106          5,152         200,000  SH           SOLE                   200,000
------------------------------------------------------------------------------------------------------------------------------------
FREESALE SEMI-       CL B     35687M206            608          33,124  SH           SOLE                    33,124
CONDUCTOR INC
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC           CL A     38259P508        127,049         659,000  SH           SOLE                   659,000
------------------------------------------------------------------------------------------------------------------------------------
HUTCHINSON           COM      448407106         13,863         401,000  SH           SOLE                   401,000
TECHNOLOGY
INC
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED           COM      45812P107            820         100,000  SH           SOLE                   100,000
SILICON
SOLUTIONS I
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP           COM      458140100         65,492       2,800,000  SH           SOLE                 2,800,000
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NET-         COM      48203R104        117,026       4,304,000  SH           SOLE                 4,304,000
WORKS INC
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH         COM      512807108          6,331         219,000  SH           SOLE                   219,000
CORP
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                            Form 13F
                                                 Quarter Ended December 31, 2004

                                                                                                            VOTING AUTHORITY
NAME                 TITLE                                                                                  ----------------
OF                   OF                       VALUE         SHRS OR     SHRS/  PUT/  INVESTMENT  OTHER
ISSUER               CLASS    CUSIP           (x$1,000)     PRN AMT     PRN    CALL  DISCRETION  MANAGERS SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
MARVELL              ORD      G5876H105        170,575       4,809,000  SH           SOLE                 4,809,000
TECHNOLOGY
GROUP LTD
------------------------------------------------------------------------------------------------------------------------------------
MAXIM                COM      57772K101         59,982       1,415,000  SH           SOLE                 1,415,000
INTEGRATED
PRODS INC
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR               COM      577729205          1,128         212,800  SH           SOLE                   212,800
CORP                 NEW
------------------------------------------------------------------------------------------------------------------------------------
MONOLITHIC           COM      609839105          3,720         400,000  SH           SOLE                   400,000
PWR SYS INC
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA             COM      620076109          5,160         300,000  SH           SOLE                   300,000
INC
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100           UNIT     631100104         23,949         600,000  SH     PUT   SOLE                   600,000
TR                   SER 1
------------------------------------------------------------------------------------------------------------------------------------
NOVATEL              COM      66987M604         13,082         674,000  SH           SOLE                   674,000
WIRELESS INC         NEW
------------------------------------------------------------------------------------------------------------------------------------
O2MICRO INTL         ORD      G6797E106          3,432         300,000  SH           SOLE                   300,000
LTD
------------------------------------------------------------------------------------------------------------------------------------
OVERSTOCK            COM      690370101         10,626         154,000  SH           SOLE                   154,000
COM INC DEL
------------------------------------------------------------------------------------------------------------------------------------
PLX TECHNOLOGY       COM      693417107          5,918         569,000  SH           SOLE                   569,000
INC
------------------------------------------------------------------------------------------------------------------------------------
POLYCOM INC          COM      73172K104          7,859         337,000  SH           SOLE                   337,000
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC         COM      747525103        153,191       3,613,000  SH           SOLE                 3,613,000
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP         COM      747906204            472         180,000  SH           SOLE                   180,000
                     DSSG
------------------------------------------------------------------------------------------------------------------------------------
RADWARE LTD          ORD      M81873107          9,694         371,000  SH           SOLE                   371,000
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN          COM      760975102         56,128         681,000  SH           SOLE                   681,000
MOTION LTD
------------------------------------------------------------------------------------------------------------------------------------
SAPIENT CORP         COM      803062108          3,639         460,000  SH           SOLE                   460,000
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE              SHS      G7945J104         56,732       3,285,000  SH           SOLE                 3,285,000
TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
SHOPPING COM         SHS      M8405Q102         11,328         401,000  SH           SOLE                   401,000
LTD
------------------------------------------------------------------------------------------------------------------------------------
SIGMATEL INC         COM      82661W107         11,867          334000  SH           SOLE                   334,000
------------------------------------------------------------------------------------------------------------------------------------
SYNAPTICS INC        COM      87157D109          5,107         167,000  SH           SOLE                   167,000
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC          COM      879664100          9,449       1,100,000  SH           SOLE                 1,100,000
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER          COM      887317105          2,626         135,000  SH           SOLE                   135,000
INC
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT              COM      895919108         15,917         952,000  SH           SOLE                   952,000
MICRO-
SYSTEMS INC
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                            Form 13F
                                                 Quarter Ended December 31, 2004

                                                                                                            VOTING AUTHORITY
NAME                 TITLE                                                                                  ----------------
OF                   OF                       VALUE         SHRS OR     SHRS/  PUT/  INVESTMENT  OTHER
ISSUER               CLASS    CUSIP           (x$1,000)     PRN AMT     PRN    CALL  DISCRETION  MANAGERS SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC         COM      92343E102        11,9582       3,559,000  SH           SOLE                 3,559,000
------------------------------------------------------------------------------------------------------------------------------------
WESTELL              CL A     957541105            544          80,000  SH           SOLE                    80,000
TECHNOLO-
GIES INC
------------------------------------------------------------------------------------------------------------------------------------
WESTERN              COM      958102105         10,645         982,000  SH           SOLE                   982,000
DIGITAL CORP
------------------------------------------------------------------------------------------------------------------------------------
XILINX INC           COM      983919101         59,043       1,990,000  SH           SOLE                 1,990,000
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC            COM      984332106        252,042       6,689,000  SH           SOLE                 6,689,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 52 DATA RECORDS                    $2,237,927

                                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED